COMMITMENTS AND CONTINGENCIES (Details)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 30, 2015 USD ($)	Jun. 24, 2013 facility entity	Apr. 30, 2015 USD ($) company	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Oct. 27, 2016 USD ($)	Feb. 28, 2014 USD ($)
Commitments and contingencies
Loss on legal settlement			$ 600,000					$ 0	$ 600,000
Number of Insurance Carriers To Pay the Settlement Amount | company			2
Other operating expenses				$ 241,000	$ 309,000	$ 1,413,000	$ 530,000	$ 2,394,000	$ 2,922,000
Ownership interest, percentage		5.00%
Number of entities controlled by related party against which complaint filed in the district court of oklahoma county | entity		5
Number of facilities owned by related party | facility		5
Litigation Settlement, Amount	$ 2,000,000
Ohio Attorney General Action [Member]
Commitments and contingencies
Loss Contingency, Estimate of Possible Loss											$ 1,000,000
Ohio Attorney General Action [Member] | Subsequent Event
Commitments and contingencies
Loss Contingency, Range of Possible Loss, Maximum										$ 10,000
Loss Contingency, Range of Possible Loss, Minimum										$ 5,000